Revision to Prior Period Financial Statements (Tables)	7 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet
	As of December 17, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$59,328,581	$—	$59,328,581
Liabilities and stockholders’ equity
Total current liabilities	$198,291	$—	$198,291
Deferred underwriting commissions	2,012,500		2,012,500
Derivative warrant liabilities	—	15,776,805	15,776,805
Total liabilities	2,210,791	15,776,805	17,987,596
Class A common stock, $0.0001 par value; shares subject to possible redemption	52,117,783	(15,776,805)	36,340,978
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	69	148	217
Class B common stock – $0.0001 par value	144	—	144
Additional paid-in-capital	5,147,829	3,570,433	8,718,262
Accumulated deficit	(148,035)	(3,570,581)	(3,718,616)
Total stockholders’ equity	5,000,007	—	5,000,007
Total liabilities and stockholders’ equity	$59,328,581	$—	$59,328,581